Other intangible assets	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Other intangible assets
Other intangible assets

Other intangible assets include software which is written down (amortised) over the length of period we expect to receive a benefit from the asset.

Identifiable intangible assets are recorded at cost less accumulated amortisation and any provision for impairment. Other intangible assets are tested for impairment only if there is an indication that the carrying value of the assets may have been impaired. Impairments of assets are calculated as the difference between the carrying value of the asset and the recoverable amount, if lower. Where such an asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which that asset belongs is estimated. Impairments are recognised in the income statement and are disclosed separately. Any assets which suffered impairment in a previous period are reviewed for possible reversal of the impairment at each reporting date.

Internally generated intangible assets, such as software, are recognised only if: an asset is created that can be identified; it is probable that the asset created will generate future economic benefits; and the development cost of the asset can be measured reliably. Where no internally generated intangible asset can be recognised, development expenditure is recorded as an expense in the period in which it is incurred.

Other intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for categories of intangible assets are:

Years
Software	3 to 10

Software £m
Cost at 1 April 2016	1,744
Exchange adjustments	105
Additions	234
Disposals	(43)
Disposal of UK Gas Distribution	(304)
Reclassifications[1]	(4)
Cost at 31 March 2017	1,732
Exchange adjustments	(98)
Additions	173
Disposals	(18)
Reclassifications[1]	8
Cost at 31 March 2018	1,797
Accumulated amortisation at 1 April 2016	(857)
Exchange adjustments	(43)
Amortisation charge for the year	(164)
Accumulated amortisation of disposals	40
Disposal of UK Gas Distribution	215
Accumulated amortisation at 31 March 2017	(809)
Exchange adjustments	43
Amortisation charge for the year	(138)
Accumulated amortisation of disposals	6
Accumulated amortisation at 31 March 2018	(898)
Net book value at 31 March 2018²	899
Net book value at 31 March 2017	923

1.	Reclassifications includes amounts transferred (to)/from property, plant and equipment (see note 12).

2.	Included in software is £160 million relating to the US ERP system, which still has a remaining amortisation period of six years.